Other Non-Operating Losses (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Mar. 15, 2023	Jun. 30, 2024	Jun. 30, 2023
Realized and unrealized MTM (losses)/gains on investment in listed equity securities (note 14)		$ 0	$ (62,308)
Dividend income from our investment in listed equity securities		0	9,823
Total other non-operating losses		$ 0	(52,485)
Marketable security, realized gain (loss)			$ (62,300)
Hilli Common Units
Stock repurchased during the period (in shares)	1,230
New Fortress Energy (NFE)
Investment owned, shares sold (in shares)			1,200,000
Proceeds for shares issued			$ 45,600
Investment owned, shares disposed (in shares)	4,100,000
New Fortress Energy (NFE) | Minimum
Sale of stock, price per share			$ 36.90
New Fortress Energy (NFE) | Maximum
Sale of stock, price per share			$ 40.38